Summary of Significant Accounting Policies - Schedule of Other Property and Investments (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investment [Line Items]
Net cash surrender value of COLI policies	$ 99,000,000	$ 93,000,000
Other property	10,000,000	11,000,000
Total	326,743,000	260,871,000
Centuri Construction Group [Member]
Investment [Line Items]
Centuri property, equipment, and intangibles	405,000,000	320,000,000
Centuri accumulated provision for depreciation and amortization	$ (187,000,000)	$ (163,000,000)